United States
Securities and Exchange Commission
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-09603
AMERICAN BEACON SELECT FUNDS
(Exact name of registrant as specified in charter)
4151 Amon Carter Boulevard, MD 2450
Fort Worth, Texas 76155
(Address of principal executive offices) (Zip code)
Gene L. Needles, Jr., PRESIDENT
4151 Amon Carter Boulevard, MD 2450
Fort Worth, Texas 76155
(Name and address of agent for service)
Registrant’s telephone number, including area code: (817) 391-6100
Date of fiscal year end: December 31, 2011
Date of reporting period: September 30, 2011

ITEM 1. SCHEDULES OF INVESTMENTS.
American Beacon Money Market Select Fund
Schedule of Investments
September 30, 2011 (Unaudited)

	Par Amount	Value
		(000’s)
ASSET BACKED COMMERCIAL PAPER- 9.58%
Kells Funding LLC, 0.26%, Due 10/7/2011 A	$30,000	$29,999
Old Line Funding LLC,
0.28%, Due 12/1/2011 A	22,000	21,990
0.22%, Due 12/15/2011 A	8,000	7,996

Total Asset Backed Commercial Paper (Cost $59,985)		59,985

FINANCIAL COMPANY COMMERCIAL PAPER- 34.18%
Bank of Nova Scotia, 0.29%, Due 12/19/2011	30,000	29,981
National Australia Funding Delaware, Inc., 0.18%, Due 10/3/2011 A	30,000	30,000
Nestle Capital Corp., 0.20%, Due 12/6/2011 A	9,000	8,997
Nordea North America, Inc., 0.205%, Due 10/5/2011	30,000	29,999
Rabobank USA Financial Co., 0.32%, Due 12/28/2011	30,000	29,977
Svenska Handelsbanken, Inc., 0.32%, Due 12/22/2011 A	30,000	29,978
Toronto Dominion Holdings USA, Inc., 0.20%, Due 11/10/2011 A	30,000	29,993
US Bank, N.A., 0.20%, Due 11/21/2011	25,000	24,993

Total Financial Company Commercial Paper (Cost $213,918)		213,918

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS- 4.79% (Cost $29,993)
Straight-A Funding LLC (Liquidity Facility Federal Financing Bank), 0.19%, Due 11/14/2011 A	30,000	29,993

	Shares
INVESTMENT COMPANIES - 8.44%
Blackrock Cash Funds: Prime	25,905,765	25,906
Fidelity Prime Money Market Fund	26,885,463	26,885

Total Investment Companies (Cost $52,791)		52,791

	Par Amount
REPURCHASE AGREEMENTS - 43.15%
Barclays Capital, Inc., 0.36%, Due 10/3/2011 (Held at Bank of New York Mellon, Collateralized by Corporate Obligations valued at $34,100, 8.25% - 10.55%, 9/24/15 - 4/15/19)	$31,000	31,000
BNP Paribas Securities Corp., 0.35%, Due 10/3/2011 (Held at Bank of New York Mellon, Collateralized by Corporate Obligations valued at $34,100, 9.625% - 10.5%, 3/1/14 - 5/15/15)	31,000	31,000
Credit Suisse Securities (USA) LLC, 0.23%, Due 10/3/2011 (Held at JPMorgan Chase, Collateralized by Corporate Obligations valued at $32,553, 5.2% - 8%, 12/23/15 - 8/1/33)	31,000	31,000
Deutsche Bank Securities, Inc., 0.26%, Due 10/3/2011 (Held at Bank of New York Mellon, Collateralized by Equity Securities valued at $27,500)	25,000	25,000
JPMorgan Securities, Inc., 0.33%, Due 10/3/2011 (Held at JPMorgan Chase, Collateralized by Corporate Obligations valued at $32,552, 5.5% - 11%, 1/15/13 - 11/15/34)	31,000	31,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.23%, Due 10/3/2011 (Held at Bank of New York Mellon, Collateralized by Equity Securities valued at $33,000)	30,000	30,000
Mizuho Securities USA, Inc., 0.28%, Due 10/3/2011 (Held at Bank of New York Mellon, Collateralized by Equity Securities valued at $31,500)	30,000	30,000
RBC Capital Markets Corp., 0.18%, Due 10/3/2011 (Held at Bank of New York Mellon, Collateralized by Municipal and Government Agency Obligations valued at $32,551, 0.263% - 4.5%, 11/1/34 - 4/15/41)	31,000	31,000
Wells Fargo Securities LLC, 0.28%, Due 10/3/2011 (Held at Bank of New York Mellon, Collateralized by Municipal and Corporate Obligations valued at $31,500, 0% - 13%, 3/5/12 - 12/31/99)	30,000	30,000

Total Repurchase Agreements (Cost $270,000)		270,000

TOTAL INVESTMENTS - 100.14% (Cost $626,687)		$626,687
LIABILITIES, NET OF OTHER ASSETS - (0.14%)		(848)
TOTAL NET ASSETS - 100.00%		$625,838

Percentages are stated as a percent of net assets.

A Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $188,946 or 30.19% of net assets. The Fund has no right to demand registration of these securities

American Beacon U. S. Government Money Market Select Fund
Schedule of Investments
September 30, 2011 (Unaudited)

	Par Amount	Value
		(000’s)
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS- 44.18%
Bank of America Corp. (FDIC Guaranteed), 1.15%, Due 12/2/2011 A	$15,000	$15,023
Federal Home Loan Mortgage Corp.,
0.221%, Due 10/21/2011	1,600	1,600
0.235%, Due 10/26/2011	2,000	2,000
0.19%, Due 12/29/2011 A	4,250	4,250
0.19%, Due 2/16/2012 A	7,825	7,825
General Electric Capital Corp. (FDIC Guaranteed),
1.267%, Due 12/9/2011 A	9,250	9,268
0.323%, Due 4/24/2012 A	16,000	16,015
PNC Funding Corp. (FDIC Guaranteed), 0.446%, Due 4/1/2012	5,900	5,908
Straight-A Funding LLC (Liquidity Facility Federal Financing Bank), 0.19%, Due 11/14/2011 B	10,000	9,998
The Goldman Sachs Group, Inc. (FDIC Guaranteed),
0.522%, Due 11/9/2011 A	18,630	18,637
1.022%, Due 12/5/2011 A	1,390	1,392
Wells Fargo & Co. (FDIC Guaranteed), 1.187%, Due 12/9/2011 A	2,000	2,003

Total U.S. Government & Government Agency Obligations (Cost $93,919)		93,919

Shares
INVESTMENT COMPANIES - 0.24% (Cost $500)
DWS Government Cash Fund	500,000	500

	Par Amount
GOVERNMENT AGENCY REPURCHASE AGREEMENT - 36.79%
Barclays Capital, Inc., 0.10%, Due 10/3/2011 (Held at Bank of New York Mellon, Collateralized by U.S. Government Agency Obligations valued at $18,553, 2.625% - 3.125%, 12/16/11 - 12/28/12)	$18,189	18,189
BNP Paribas Securities Corp., 0.13%, Due 10/3/2011 (Held at Bank of New York Mellon, Collateralized by a U.S. Government Agency Obligation valued at $61,200, 2.125%, 12/26/12)	60,000	60,000

Total Government Agency Repurchase Agreement (Cost $78,189)		78,189

OTHER REPURCHASE AGREEMENTS - 18.82%
Barclays Capital, Inc., 0.36%, Due 10/3/2011 (Held at Bank of New York Mellon, Collateralized by Corporate Obligations valued at $11,000, 8.25% - 11.875%, 5/1/15 - 10/1/18)	10,000	10,000
BNP Paribas Securities Corp., 0.35%, Due 10/3/2011 (Held at Bank of New York Mellon, Collateralized by Corporate Obligations valued at $11,000, 5.25% - 9.625%, 1/15/14 - 5/15/15)	10,000	10,000
JPMorgan Securities, Inc., 0.33%, Due 10/3/2011 (Held at Bank of New York Mellon, Collateralized by Corporate Obligations valued at $10,503, 5% - 5.75%, 3/15/12 - 1/15/13)	10,000	10,000
Mizuho Securities USA, Inc., 0.28%, Due 10/3/2011 (Held at Bank of New York Mellon, Collateralized by Equity Securities valued at $10,500)	10,000	10,000

Total Other Repurchase Agreements (Cost $40,000)		40,000

TOTAL INVESTMENTS - 100.03% (Cost $212,608)		$212,608
LIABILITIES, NET OF OTHER ASSETS - (0.03%)		(62)
TOTAL NET ASSETS - 100.00%		$212,546

Percentages are stated as a percent of net assets.

A The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

B Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $9,998 or 4.70% of net assets. The Fund has no right to demand registration of these securities

AMERICAN BEACON SELECT FUNDS
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS
New Accounting Pronouncements
     In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitles and obligates a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011.
     In May 2011, FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (IFRSs). FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRSs. The ASU is effective prospectively during interim or annual periods beginning on or after December 15, 2011.
     At this time, management is evaluating the implications of these changes and their impact on the financial statements has not been determined.
Security Valuation
     Securities of the Portfolios are valued at amortized cost, which approximates fair value. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Portfolios, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation that the American Beacon Master Trust’s Board of Trustees (the “Board”) believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action that should be initiated.
     Valuation inputs may be used to determine the value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are typically reflected as Level 2.
     Level 1 — Quoted prices in active markets for identical securities.
     Level 2 — Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Level 2 securities are fixed-income securities that are valued using observable inputs as stated above.
     Level 3 — Prices determined using significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Level 1 and Level 2 trading assets and trading liabilities, at fair value.
     Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
     Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.
     Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in privately held investment funds which are redeemable within 90 days of the measurement date, will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.
Level 3 trading assets and trading liabilities, at fair value.
     The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:
     Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.
     Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.
     The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Manager. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by the Manager.
     When a Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, securities will be priced by another method that the Board or persons acting at their direction believe accurately reflects fair market value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.
     For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in and out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of the Funds’ assets and liabilities. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.
     The Funds’ investments are summarized by level based on the inputs used to determine their value. As of September 30, 2011, the Funds’ investments were classified as follows: (in thousands)

Money Market Portfolio	Level 1	Level 2	Level 3	Total
Financial Company Commercial Paper	$—	$213,918	$—	$213,918
Investment Company		52,791	—	52,791
Other Repurchase Agreements	—	270,000	—	270,000
Asset Backed Commercial Paper		59,985		59,985
U.S. Government and Government Agency Obligations	—	29,993	—	29,993

Total Investments in Securities	$—	$626,687	$—	$626,687

U.S. Government Money Market Select Fund	Level 1	Level 2	Level 3	Total
U.S. Government and Government Agency Obligations	$—	$91,916	$—	$91,916
Government Agency Repurchase Agreements	—	78,189	—	78,189
Investment Company	500			500
Other Repurchase Agreements	—	40,000	—	40,000

Total Investments in Securities	$500	$212,108	$—	$212,608

     The end of the period timing recognition has been adopted for the significant transfers between levels of each Fund’s assets and liabilities. As of September 30, 2011, there were no significant transfers into or out of any level.
ITEM 2. CONTROLS AND PROCEDURES.
     (a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.
     (b) There were no changes in the Trust’s internal control over financial reporting during the Trust’s last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Trust’s internal control over financial reporting.
ITEM 3. EXHIBITS.
     (a) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON SELECT FUNDS
By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President
Date: November 29, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	Gene L. Needles, Jr.
Gene L. Needles, Jr.
President
Date: November 29, 2011

By:	/s/ Melinda G. Heika
Melinda G. Heika
Treasurer
Date: November 29, 2011